Convertible Notes (Details) - Schedule of Table Presents a Reconciliation of the Senior Convertible Notes $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Table Presents a Reconciliation of the Senior Convertible Notes [Line Items]
Balance as of beginning
Issuance	9,707
Amortization of discount	17
Paid-in-kind interest	206
Balance at ending	$ 9,930